Share-Based Compensation - Schedule of RSU Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares		12 Months Ended
	Feb. 05, 2026	Jul. 31, 2026
Schedule of RSU Activity [Line Items]
Number of RSUs, Unvested, Beginning
Number of RSUs, Granted		130,870
Number of RSUs, Vested and settled		(24,000)
Number of RSUs, Forfeited
Number of RSUs, Unvested, Ending	24,000	106,870
Weighted- average grant-date fair value, Unvested, Beginning
Weighted- average grant-date fair value, Granted		2.2
Weighted- average grant-date fair value, Vested and settled		1.21
Weighted- average grant-date fair value, Forfeited
Weighted- average grant-date fair value, Unvested, Ending		$ 2.42